Changes in Equity and Earnings Per Share - Summary of Changes in Other Comprehensive Income Reserves (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Other comprehensive income/(loss)
Re-measurements of post-employment benefits	$ 1	$ (9)
Total comprehensive income/(loss)	4,208	1,987
Translation reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(33,554)	(29,234)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	2,101	(1,347)
Total comprehensive income/(loss)	2,101	(1,347)
Ending balance	(31,453)	(30,581)
Hedging reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	481	376
Other comprehensive income/(loss)
Cash flow hedges	(210)	184
Total comprehensive income/(loss)	(210)	184
Ending balance	271	560
Post- employment benefits [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(1,504)	(1,983)
Other comprehensive income/(loss)
Re-measurements of post-employment benefits		(5)
Total comprehensive income/(loss)		(5)
Ending balance	(1,504)	(1,988)
OCI reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(34,577)	(30,841)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	2,101	(1,347)
Cash flow hedges	(210)	184
Re-measurements of post-employment benefits		(5)
Total comprehensive income/(loss)	1,892	(1,168)
Ending balance	$ (32,685)	$ (32,009)